SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Adoption of ASU 2016-02 Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, Practical Expedients, Package [true false]	true
Assets
Prepaid expense and other current assets	$ 6,070,654		$ 14,318,076
Other non-current assets	17,236,558		6,458,949
Property, plant and equipment, net	143,301,385		190,787,262
Operating lease right-of-use assets	23,990,913		0
Finance lease right-of-use assets	24,991,789		0
Liabilities
Operating lease liabilities	23,340,689
Finance lease liabilities	20,766,512
Accounts payable	20,431,093		12,050,201
Operating lease liabilities current	452,740
Other current liabilities	27,163,335		52,748,907
Operating lease liabilities non-current	22,887,949
ASU 2016-02
Assets
Prepaid expense and other current assets		$ 13,363,107	14,318,076
Other non-current assets		6,028,341	6,458,949
Property, plant and equipment, net		152,745,364	190,787,262
Operating lease right-of-use assets		37,086,249	0
Finance lease right-of-use assets		38,041,898	0
Liabilities
Accounts payable		12,003,873	12,050,201
Operating lease liabilities current		131,456	0
Other current liabilities		40,469,256	52,748,907
Failed sale-lease back and finance lease liabilities current		12,279,651	0
Operating lease liabilities non-current		35,615,544	0
Restatement Adjustment [Member] | ASU 2016-02
Assets
Prepaid expense and other current assets			(954,969)
Other non-current assets			(430,608)
Property, plant and equipment, net			(38,041,898)
Operating lease right-of-use assets	23,990,913	37,086,249	37,086,249
Finance lease right-of-use assets	24,991,789	38,041,898	38,041,898
Liabilities
Operating lease liabilities	23,340,689	35,700,672
Finance lease liabilities	$ 20,766,512	$ 34,130,495
Accounts payable			(46,328)
Operating lease liabilities current			131,456
Other current liabilities			(12,279,651)
Failed sale-lease back and finance lease liabilities current			12,279,651
Operating lease liabilities non-current			$ 35,615,544